ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of accrued expenses and other current liabilities

	As of December 31,
	2021	2022
	RMB	RMB
Deferred revenue	87,980	61,164
Current operating lease liabilities	50,092	42,320
Accrued payroll and welfare	41,948	25,875
Other tax payable	23,541	20,535
Product warranty	24,858	17,748
Accrued expenses	17,058	6,703
Refund liabilities	5,745	4,845
Government subsidies	3,129	1,745
Reverse factoring	39,195	—
Other current liabilities	22,537	16,884
Total	316,083	197,819

Schedule of product warranty

RMB
Balance as of January 1, 2020	49,527
Provided during the year	74,742
Utilized during the year	(91,487)
Balance as of December 31, 2020	32,782
Provided during the year	63,540
Utilized during the year	(71,464)
Balance as of December 31, 2021	24,858
Provided during the year	27,146
Utilized during the year	(34,256)
Balance as of December 31, 2022	17,748